Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2026		Oct. 31, 2025
Assets
Cash and Cash Equivalents	$ 63,822	[1]	$ 67,484
Interest Bearing Deposits with Banks	3,325		2,838
Securities (Note 2)
Trading	207,475		192,303
Fair value through profit or loss	23,250		21,354
Fair value through other comprehensive income	122,176		113,209
Debt securities at amortized cost	91,678		96,610
Securities (Note 2)	444,579		423,476
Securities Borrowed or Purchased Under Resale Agreements	117,684		129,421
Loans (Note 3)
Residential mortgages	193,816		196,033
Consumer instalment and other personal	92,380		92,741
Credit cards	11,986		12,649
Business and government	385,632		380,788
Loans gross of allowance for loan losses	683,814		682,211
Allowance for credit losses (Note 3)	(5,064)		(5,050)
Loans, net	678,750		677,161
Other Assets
Derivative instruments	62,358		57,151
Customers’ liability under acceptances	1,195		711
Premises and equipment	6,169		6,252
Goodwill	16,596		16,797
Intangible assets	5,043		4,758
Current tax assets	1,870		1,970
Deferred tax assets	2,776		2,732
Receivable from brokers, dealers and clients	50,333		43,167
Other	45,043		42,884
Other Assets	191,383		176,422
Total Assets	1,499,543		1,476,802
Liabilities and Equity
Deposits (Note 4)	966,901		976,202
Other Liabilities
Derivative instruments	64,056		58,729
Acceptances	1,195		711
Securities sold but not yet purchased	62,947		54,876
Securities lent or sold under repurchase agreements	125,684		134,967
Securitization and structured entities’ liabilities	63,537		51,562
Insurance-related liabilities (Note 5)	21,121		20,436
Payable to brokers, dealers and clients	56,714		45,170
Other	43,435		37,549
Other Liabilities	438,689		404,000
Subordinated Debt (Note 4)	8,336		8,500
Total Liabilities	1,413,926		1,388,702
Equity
Contributed surplus	390		373
Retained earnings	48,053		47,377
Accumulated other comprehensive income	5,884		7,986
Total shareholders’ equity	85,570		88,051
Non-controlling interest in subsidiaries	47		49
Total Equity	85,617		88,100
Total Liabilities and Equity	1,499,543		1,476,802
Preferred shares and other equity instruments
Equity
Issued capital	7,706		8,956
Total Equity	7,706		8,956
Common shares
Equity
Issued capital	23,537		23,359
Total Equity	$ 23,537		$ 23,359

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $58 million as at April 30, 2026 ($108 million as at October 31, 2025).